Cover	Dec. 17, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2021
Entity File Number	001-38424
Entity Registrant Name	LAZYDAYS HOLDINGS, INC.
Entity Central Index Key	0001721741
Entity Tax Identification Number	82-4183498
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4042 Parks Oaks Blvd.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33610
City Area Code	(813)
Local Phone Number	246-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	LAZY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6130 Lazy Days Blvd.
Entity Address, City or Town	Seffner
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33584